Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (6,146,196)	$ (677,351)
Net loss from discontinued operations	(10,294,489)	(325,026)
Net income (loss) from continued operations	4,148,293	(352,325)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	622,812
Stock-based compensation	860,457
Loss (income) from investments	(114,930)
Deferred tax expense (benefit)	(85,246)
Changes in operating assets and liabilities:
Accounts receivable	(40,711)
Prepaid expenses and other current assets	(3,742,853)
Accounts payable	347,340
Advance from customers	797,100
Taxes payable	231,784
Operating lease liabilities	(141,625)
Accrued expenses and other current liabilities	(511,492)
Net Cash Provided by (Used in) Operating Activities from Continuing Operations	2,370,929	(352,325)
Net Cash (Used in) Operating Activities from Discontinued Operations	(510,306)	(209,040)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	1,860,623	(561,365)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(25,768)
Purchase of intangible asset	(22,713)
Acquisition of cash in connection with acquisition of Nami	5,062,170
Repayments from loans to third parties	1,706,351
Payments made for loans to third parties	(284,392)
Net cash provided from investing activities from continuing operations	6,435,648
Net cash (used in) investing activities from discontinued operations		(12,429)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	6,435,648	(12,429)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment made to related party	(6,678,943)
Proceeds from private placement	6,503,378
Capital contribution by majority shareholder	4,550,000
Net cash provided from investing activities from continuing operations	4,374,435
Net cash (used in) investing activities from discontinued operations		(404,751)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	4,374,435	(404,751)
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	(40,002)	27
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,630,704	(978,518)
Cash and cash equivalent and restricted cash from continuing operations - Beginning	2,781,506	631
Cash and cash equivalent and restricted cash from discontinued operations - Beginning	696,157	3,071,612
CASH AND CASH EQUIVALENT AND RESTRICTED CASH-BEGINNING	3,477,663	3,072,243
Cash and cash equivalent and restricted cash from continuing operations - Ending	15,922,516	93
Cash and cash equivalent and restricted cash from discontinued operations - Ending	185,851	2,093,632
CASH AND CASH EQUIVALENT AND RESTRICTED CASH-ENDING	16,108,367	2,093,725
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes	13,972
Cash paid for interest
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Financing for acquisition of Nami	25,477,346
Accrued lease liabilities	1,679,556
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATION ARE COMPRISED OF THE FOLLOWING:
Cash and cash equivalent	15,916,743	93
Restricted cash	5,773
Total cash, cash equivalents and restricted cash	$ 15,922,516	$ 93